Leases - Reconciliation of Lease Commitments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Reconciliation Of Lease Commitments [Roll Forward]
Operating lease commitments at December 31, 2018	$ 19,260
Discounted using the incremental borrowing rate at January 1, 2019	(2,819)
Recognition exemptions for short-term and low-value leases	(455)
Variable payments not included in lease liabilities	(233)
Lease obligations recognized at January 1, 2019 related to operating lease commitments at December 31, 2018	$ 15,753